Transactions and balances with related parties (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Revenue from sale of goods, related party transactions	$ 48,367	$ 43,708	$ 33,381
Amounts receivable, related parties transactions	326	148,855	194,522
Amounts payable, related party transactions	55,252	189,966	165,628
Vimifos, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	47,344	41,715	32,827
Amounts receivable, related parties transactions	326	4,261	5,447
Purchases of goods, related party transactions	392,226	554,282	477,920
Amounts payable, related party transactions	12,830	126,396	91,982
Frescopack, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	10	66	0
Amounts receivable, related parties transactions	0	32	0
Purchases of goods, related party transactions	179,357	137,752	181,802
Amounts payable, related party transactions	29,537	35,931	37,827
Maquinaria agricola, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	64	1,898	4,074
Purchases of property and other assets, related party transactions	793	34,446	41,947
Autos y accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	0	0	419
Amounts receivable, related parties transactions	0	0	0
Amounts payable, related party transactions	57	1,985	3,364
Purchases of property and other assets, related party transactions	24,645	40,575	29,510
Alfonso R. bours, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	95	94	93
Purchases of property and other assets, related party transactions	428	394	526
Taxis aereos del noroeste, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	1,013	1,927	135
Amounts receivable, related parties transactions	0	144,562	189,075
Amounts payable, related party transactions	68	474	300
Leases as lessee, related party transactions	7,854	7,739	7,874
Pulmex 2000, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	26,700	41,122	42,263
Amounts payable, related party transactions	8,138	7,528	16,181
Qualyplast, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	95	193	237
Amounts payable, related party transactions	0	64	158
Llantas y Accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	4,207	3,449	2,732
Purchases of property and other assets, related party transactions	35,225	29,457	29,269
Autos y Tractores de Culiacan, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	79	5,298	3,100
Purchases of property and other assets, related party transactions	14,037	39,504	54,853
Camiones y Tractocamiones de Sonora, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	172	6,137	5,815
Purchases of property and other assets, related party transactions	85,448	153,802	69,779
Agencia MX-5, S.A de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	4	2	0
Purchases of property and other assets, related party transactions	15	25	1
Cajeme Motors S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	1	710	2
Purchases of property and other assets, related party transactions	$ 29	$ 7,974	$ 6,632